RELATED PARTY TRANSACTIONS (Details) - shares	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Initial Share Awards Under the Contracts	2,263,602	2,263,602
Additional Shares Earned to Maintain Ownership Percentage	1,477,362	1,389,668
Total Shares Earned	3,740,964	3,653,092
President [Member]
Initial Share Awards Under the Contracts	1,028,910	1,028,910
Additional Shares Earned to Maintain Ownership Percentage	668,976	629,034
Total Shares Earned	1,697,886	1,657,944
Chief Financial Officer [Member]
Initial Share Awards Under the Contracts	617,346	617,346
Additional Shares Earned to Maintain Ownership Percentage	404,193	380,228
Total Shares Earned	1,021,539	997,574
Executive Vice President [Member]
Initial Share Awards Under the Contracts	617,346	617,346
Additional Shares Earned to Maintain Ownership Percentage	404,193	380,228
Total Shares Earned	1,021,539	997,574